Acquired Intangible Assets, Net (Details 3) (USD $)	Dec. 31, 2012
Acquired Intangible Assets, Net
Future Amortization Expense, 2013	$ 2,070,173
Future Amortization Expense, 2014	605,868
Future Amortization Expense, 2015	569,965
Future Amortization Expense, 2016	$ 79,869